[Logo]FORUM
FINANCIAL GROUP            PORTLAND    SEATTLE    WARSAW    BERMUDA


                                             April 3, 2002

VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  NBP TrueCrossing Funds
     File Nos. 333-84031 and 811-09509

Ladies and Gentlemen:

     On behalf of NBP TrueCrossing Funds, a Delaware business trust (the "Trust"), and pursuant to Rule 497( j ) of the Securities Act of 1933 as amended (the "Act"), this is to certify that the form of Prospectus and Statement of Additional Information dated April 1, 2002, that would have been filed under rule 497(c) of the Act would not have differed from that contained in the most recent amendment to the Registration Statement of the Trust, the text of which has been filed electronically.

     If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6212.

                                             Sincerely,

                                             /s/ Cheryl O. Tumlin

                                             Cheryl O. Tumlin
                                             Forum Administrative Services, LLC

Enclosure


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